INCOME TAXES - Additional information (Details) ¥ in Millions, $ in Millions	12 Months Ended											36 Months Ended	72 Months Ended
	Dec. 31, 2020	Feb. 29, 2020 HKD ($)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 CNY (¥)	Dec. 31, 2019	Feb. 28, 2019 USD ($)	Dec. 31, 2018	Feb. 28, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2008	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Deferred Tax Assets, Valuation Allowance			$ 81,321,000			$ 41,521,000
Uncertain tax positions			0			$ 0		$ 0
Unrecognized Tax Benefits			$ 0
Income Tax Statute Of Limitations Special Circumstance Minimum Underpayment Of Tax Liability | ¥				¥ 0.1
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%	25.00%		25.00%		25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Investment Entities		10.00%	10.00%	10.00%
Hong Kong
Income taxes
Statutory rate - tier one		8.25%	8.25%	8.25%
Taxable Income Under Tier One Tax Rate		$ 2
Statutory rate - tier two		16.50%	16.50%	16.50%
Income tax accrual			$ 0			$ 0		$ 0
Assessable income			0			0		$ 0
PRC
Income taxes
Income tax rate (as a percent)											25.00%
Operating Loss Carryforwards			84,007,000
Undistributed earnings			$ 1,807,724			$ 1,337,157
PRC | TAL Beijing
Income taxes
Income tax rate (as a percent)		15.00%	15.00%	15.00%
HNTE tax rate (as a percent)														15.00%
PRC | Yidu Huida
Income taxes
HNTE tax rate (as a percent)									10.00%	10.00%			15.00%
PRC | Beijing Xintang Sichuang
Income taxes
Income tax rate (as a percent)					15.00%		15.00%		15.00%
HNTE tax rate (as a percent)												12.50%
PRC | Yizhen Xuesi
Income taxes
Income tax rate (as a percent)	12.50%				12.50%
PRC | Lebai Information
Income taxes
Income tax rate (as a percent)		12.50%	12.50%	12.50%
PRC | Key Software Enterprise | TAL Beijing
Income taxes
HNTE tax rate (as a percent)						10.00%	10.00%
PRC | Key Software Enterprise | Yidu Huida
Income taxes
HNTE tax rate (as a percent)						10.00%	10.00%		10.00%	10.00%
PRC | Key Software Enterprise | Beijing Xintang Sichuang
Income taxes
Income tax rate (as a percent)							10.00%
HNTE tax rate (as a percent)						10.00%	10.00%
PRC | High And New Technology Enterprise | TAL Beijing
Income taxes
HNTE tax rate (as a percent)					15.00%
PRC | High And New Technology Enterprise | Yidu Huida
Income taxes
Income tax rate (as a percent)					15.00%
HNTE tax rate (as a percent)					15.00%
PRC | High And New Technology Enterprise | Beijing Xintang Sichuang
Income taxes
Income tax rate (as a percent)					15.00%
PRC | Yinghe Youshi
Income taxes
Income tax rate (as a percent)		15.00%	15.00%	15.00%	15.00%		15.00%		15.00%	15.00%